REVENUE RECOGNITION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Total revenues	$ 167,259	$ 177,283
Product Sales [Member]
Total revenues	142,844	148,160
Nonrecurring Engineering [Member]
Total revenues	4,944	12,527
Product Maintenance Contracts [Member]
Total revenues	9,418	8,127
Professional Service Contracts [Member]
Total revenues	3,975	5,457
Software Licenses [Member]
Total revenues	5,184	1,758
Other [Member]
Total revenues	$ 894	$ 1,254